As filed with the U.S. Securities and Exchange Commission on June 30, 2011

Securities Act File No. 333-173286

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933
Pre Effective Amendment No.	☐
Post Effective Amendment No. 2	☒

(Check appropriate box or boxes.)

Legg Mason Partners Institutional Trust

(Exact Name of Registrant as Specified in Charter)

55 Water Street, New York, New York 10041

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (877) 721-1926

Robert I. Frenkel

Legg Mason Partners Institutional Trust

100 First Stamford Place

Stamford, Connecticut 06902

(Name and Address of Agent for Service)

COPY TO:

Roger P. Joseph, Esq.

Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Institutional Shares of Western Asset Institutional Liquid Reserves.

The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith in reliance upon Section 24(f).

EXPLANATORY NOTE

This Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 (File No. 333-173286) (this “Amendment”) consists of the following:

1. Cover Sheet

2. Part C to the Registration Statement (including signature page)

3. Exhibit (12) to the Registrant’s Registration Statement on Form N-14

The Prospectus/Information Statement, in the form filed on May 11, 2011 pursuant to Rule 485(b) under the Securities Act of 1933, as amended, is incorporated herein by reference.

This Amendment is being filed in order to file, as Exhibit (12) to the Registration Statement, the Opinion of Bingham McCutchen LLP supporting the tax matters and consequences to shareholders discussed in the Information Statement/Prospectus.

PART C

OTHER INFORMATION

Item 15. Indemnification

Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Article IX of the Registrant’s Declaration of Trust, which is incorporated herein by reference.

Reference is hereby made to paragraph 10 of the Distribution Agreement between the Registrant and LMIS.

The Trustees and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

Item 16. Exhibits

Unless otherwise noted, all references are to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) as filed with the Securities and Exchange Commission (the “SEC”) (File Nos. 33-49552 and 811-6740).

(1)	(a) Declaration of Trust dated October 2, 2006 is incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on April 16, 2007 (“Post-Effective Amendment No. 42”).

(b) Form of Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust, effective as of May 31, 2010, and Form of Amended and Restated Designation of Classes, effective August 31, 2010, are incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on August 26, 2010.

(2)	The Registrant’s By-laws dated October 4, 2006 are incorporated herein by reference to Post-Effective Amendment No. 42.

(3)	Not Applicable.

(4)	Form of Agreement and Plan of Reorganization is included in Part A to the Registration Statement on Form N-14 (File No. 333-173286) as filed on May 11, 2011 and is incorporated herein by reference.

(5)	Not Applicable.

(6)	(a) Management Agreement between the Registrant, on behalf of Western Asset Institutional Liquid Reserves (formerly Citi Institutional Liquid Reserves), and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on September 27, 2007 (“Post-Effective Amendment No. 43”).

(b) Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset Institutional Liquid Reserves (formerly Citi Institutional Liquid Reserves), dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(7)	(a) Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC (“LMIS”), on behalf of Western Asset Institutional Liquid Reserves, dated December 1, 2008, is incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on February 19, 2009.

(8)	(a) Retirement Plan of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on October 31, 2005.

(b) Form of Amendment to the Amended and Restated Trustee Retirement Plan is incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 28, 2006.

(9)	(a) Custodian Services Agreement with State Street Bank and Trust Company (“State Street”) dated January 1, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(b) Letter Agreement amending the Custodian Services Agreement with State Street dated April 9, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(10)	Form of Shareholder Services and Distribution Plan, pursuant to Rule 12b-1, of the Registrant, on behalf of Western Asset Institutional Liquid Reserves, is incorporated herein by reference to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 17, 2010.

(11)	Opinion and Consent of Venable LLP as to the legality of the securities is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-173286) as filed with on May 11, 2011.

(12)	Opinion of Bingham McCutchen LLP supporting the tax matters and consequences to shareholders discussed in the Prospectus/Information Statement is filed herewith.

(13)	Not Applicable.

(14)	Consent of Independent Registered Public Accounting Firm is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-173286) as filed on May 11, 2011.

(15)	Not Applicable.

(16)	Powers of Attorney are incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-173286) as filed on April 4, 2011.

(17)	(a) Prospectus and SAI of Western Asset Institutional Money Market Fund dated August 31, 2010 is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-173286) as filed on April 4, 2011.

(b) Prospectus and SAI of Western Asset Institutional Liquid Reserves dated December 31, 2010 is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-173286) as filed on April 4, 2011.

(c) Audited Financials of the Annual Report of Western Asset Institutional Money Market Fund for the fiscal year ended May 31, 2010 are incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-173286) as filed on April 4, 2011.

(d) Audited Financials of the Annual Report of Western Asset Institutional Liquid Reserves for the fiscal year ended August 31, 2010 are incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-173286) as filed on April 4, 2011.

(e) Unaudited Financials of the Semi-Annual Report of Western Asset Institutional Money Market Fund for the fiscal period ended November 30, 2010 are incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-173286) as filed on April 4, 2011.

(f) Unaudited Financials of the Semi-Annual Report of Western Asset Institutional Liquid Reserves for the fiscal period ended February 28, 2011 are incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-173286) as filed on May 11, 2011.

(g) Form of Transfer Agency Agreement with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon Investment Servicing”) (formerly PNC Global Investment Servicing (U.S.) Inc.) (formerly PFPC Inc.), as transfer agent is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 30, 2005 (“Post-Effective Amendment No. 31”).

(h) Form of Transfer Agency Agreement between the Registrant and Boston Financial Data Services, Inc., as transfer agent is incorporated herein by reference to Post-Effective Amendment No. 31.

(i) Service Mark Licensing Agreement between Citigroup, Inc. and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 31.

(j) Letter Agreement amending Schedule A to the Transfer Agency Agreement with BNY Mellon Investment Servicing is incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 22, 2006 (“Post-Effective Amendment No. 35”).

(k) Letter Agreement dated April 9, 2007, amending the Transfer Agency and Services Agreement with BNY Mellon Investment Servicing is incorporated herein by reference to Post-Effective Amendment No. 43.

(l) Code of Ethics of Citigroup Asset Management—North America and Certain Registered Investment Companies, as amended September 13, 2005 (adopted by LMPFA), is incorporated herein by reference to Post-Effective Amendment No. 31.

(m) Code of Ethics of LMIS dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 31.

(n) Code of Ethics of WAM and certain supervised affiliates dated January 2010 is incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on March 26, 2010.

Item 17. Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on this 30th day of June, 2011.

LEGG MASON PARTNERS INSTITUTIONAL TRUST, on behalf of its series:

Western Asset Institutional Liquid Reserves

By:	/s/ R. Jay Gerken
R. Jay Gerken
President and Principal Executive Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ R. Jay Gerken	President, Chief Executive Officer and Trustee	June 30, 2011
R. Jay Gerken	(Principal Executive Officer)

/s/ Kaprel Ozsolak	Chief Financial Officer	June 30, 2011
Kaprel Ozsolak	(Principal Financial and Accounting Officer)

Elliott J. Berv*	Trustee	June 30, 2011
Elliott J. Berv

A. Benton Cocanougher*	Trustee	June 30, 2011
A. Benton Cocanougher

Jane F. Dasher*	Trustee	June 30, 2011
Jane F. Dasher

Mark T. Finn*	Trustee	June 30, 2011
Mark T. Finn

Rainer Greeven*	Trustee	June 30, 2011
Rainer Greeven

Stephen R. Gross*	Trustee	June 30, 2011
Stephen R. Gross

Richard E. Hanson, Jr.*	Trustee	June 30, 2011
Richard E. Hanson, Jr.

Diana R. Harrington*	Trustee	June 30, 2011
Diana R. Harrington

Susan M. Heilbron*	Trustee	June 30, 2011
Susan M. Heilbron

Susan B. Kerley*	Trustee	June 30, 2011
Susan B. Kerley

Alan G. Merten*	Trustee	June 30, 2011
Alan G. Merten

R. Richardson Pettit*	Trustee	June 30, 2011
R. Richardson Pettit

*By:	/s/ R. Jay Gerken
R. Jay Gerken

*	Attorney-in-Fact, pursuant to Power of Attorney.

SIGNATURES

Master Portfolio Trust has duly caused this Amendment to the Registration Statement on Form N-14 of Legg Mason Partners Institutional Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on this 30th day of June, 2011.

MASTER PORTFOLIO TRUST, on behalf of its series Liquid Reserves Portfolio.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President and Principal Executive Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ R. Jay Gerken	President, Chief Executive Officer and Trustee	June 30, 2011
R. Jay Gerken	(Principal Executive Officer)

/s/ Kaprel Ozsolak	Chief Financial Officer	June 30, 2011
Kaprel Ozsolak	(Principal Financial and Accounting Officer)

Elliott J. Berv*	Trustee	June 30, 2011
Elliott J. Berv

A. Benton Cocanougher*	Trustee	June 30, 2011
A. Benton Cocanougher

Jane F. Dasher*	Trustee	June 30, 2011
Jane F. Dasher

Mark T. Finn*	Trustee	June 30, 2011
Mark T. Finn

Rainer Greeven*	Trustee	June 30, 2011
Rainer Greeven

Stephen R. Gross*	Trustee	June 30, 2011
Stephen R. Gross

Richard E. Hanson, Jr.*	Trustee	June 30, 2011
Richard E. Hanson, Jr.

Diana R. Harrington*	Trustee	June 30, 2011
Diana R. Harrington

Susan M. Heilbron*	Trustee	June 30, 2011
Susan M. Heilbron

Susan B. Kerley*	Trustee	June 30, 2011
Susan B. Kerley

Alan G. Merten*	Trustee	June 30, 2011
Alan G. Merten

R. Richardson Pettit*	Trustee	June 30, 2011
R. Richardson Pettit

*By:	/s/ R. Jay Gerken
R. Jay Gerken

*	Attorney-in-Fact, pursuant to Power of Attorney.

Exhibit Index

(12)	Opinion of Bingham McCutchen LLP supporting the tax matters and consequences to shareholders discussed in the Prospectus/Information Statement